Selected Financial Quarterly Data (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 48,168	$ 29,666	$ 19,255	$ 19,639	$ 13,013	$ 19,508	$ 16,538	$ 18,152	$ 13,409	$ 81,573	$ 67,607	$ 58,981
Total operating expenses	53,204	37,130	21,595	18,221	15,149	19,126	16,673	20,344	13,921	92,095	70,064	60,332
OPERATING INCOME (LOSS)	(5,036)	(7,464)	(2,340)	1,418	(2,136)	382	(135)	(2,192)	(512)	(10,522)	(2,457)	(1,351)
NET INCOME (LOSS)	(5,835)	(7,982)	(2,258)	(7,231)	(2,723)	(1,634)	(1,092)	(1,279)	(8,398)	(20,194)	(12,403)	(12,044)
Net income (loss) attributable to the Company	$ (5,723)	$ (7,402)	$ (1,856)	$ (6,709)	$ (2,385)	$ 727	$ (285)	$ (1,106)	$ (1,732)	$ (18,352)	$ (2,396)	$ (1,190)
Basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (2.73)	$ (3.58)	$ (0.92)	$ (3.32)	$ (1.18)	$ 0.36	$ (0.14)	$ (0.55)	$ (0.86)	$ (9.04)	$ (1.19)	$ (0.60)
Weighted average common shares outstanding – basic (in shares)	2,094	2,069	2,022	2,019	2,015	2,014	2,014	2,011	2,008	2,031	2,012	1,991
Diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (2.84)	$ (3.72)	$ (1.05)	$ (3.85)	$ (1.34)	$ (0.25)	$ (0.49)	$ (0.71)	$ (1.51)	$ (9.59)	$ (2.56)	$ (4.45)
Weighted average common shares outstanding – diluted (in shares)	2,115	2,118	2,054	2,265	2,046	2,267	2,262	2,048	2,218	2,067	2,209	2,203